INCOME TAX AND DEFERRED TAX ASSETS - Reconciliation of Statutory Income Tax Rate and Company's Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Chinas
Reconciliation of the statutory income tax rate and the Company's effective income tax
statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss	(16.50%)	(16.50%)	(16.50%)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	(25.00%)	(17.33%)	0.00%
Effect of valuation and deferred tax adjustments	(0.66%)	2.89%	(24.90%)
Effective rate	(0.66%)	10.56%	0.10%
United Kingdom
Reconciliation of the statutory income tax rate and the Company's effective income tax
statutory income tax rate	19.00%
Valuation allowance recognized with respect to the loss	(10.86%)
Effect of valuation and deferred tax adjustments	0.00%
Effective rate	8.14%